Basis of Preparation and Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Disclosure of detailed information about intangible assets [line items]
Land rights	$ 10.1	$ 10.5
IFRS 16
Disclosure of detailed information about intangible assets [line items]
Land rights				$ 113.0
Lease liabilities				$ 113.0
Options
Disclosure of detailed information about intangible assets [line items]
Vesting period	4 years
RSUs
Disclosure of detailed information about intangible assets [line items]
Vesting period	3 years
PSUs
Disclosure of detailed information about intangible assets [line items]
Vesting period	3 years
Percentage of awards granted recorded based on market value of subordinate voting shares		40.00%	40.00%
Award requisite service period	3 years
Percentage of awards granted recorded using Monte Carlo simulation model		60.00%	60.00%
25% vested in year 1 | Options
Disclosure of detailed information about intangible assets [line items]
Vesting percentage	25.00%
25% vested in year 2 | Options
Disclosure of detailed information about intangible assets [line items]
Vesting percentage	25.00%
25% vested in year 3 | Options
Disclosure of detailed information about intangible assets [line items]
Vesting percentage	25.00%
25% vested in year 4 | Options
Disclosure of detailed information about intangible assets [line items]
Vesting percentage	25.00%
33.33% vested in year 1 | RSUs
Disclosure of detailed information about intangible assets [line items]
Vesting percentage	33.00%
33.33% vested in year 2 | RSUs
Disclosure of detailed information about intangible assets [line items]
Vesting percentage	33.00%
33.33% vested in year 3 | RSUs
Disclosure of detailed information about intangible assets [line items]
Vesting percentage	33.00%
Bottom of range | PSUs
Disclosure of detailed information about intangible assets [line items]
Vesting percentage	0.00%
Bottom of range | DSUs
Disclosure of detailed information about intangible assets [line items]
Percentage of annual fees paid to Board of Directors paid in form of awards	75.00%
Top of range | PSUs
Disclosure of detailed information about intangible assets [line items]
Vesting percentage	200.00%
Top of range | DSUs
Disclosure of detailed information about intangible assets [line items]
Percentage of annual fees paid to Board of Directors paid in form of awards	100.00%
Intellectual property | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	3 years
Intellectual property | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	5 years
Other intangible assets | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	4 years
Other intangible assets | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	15 years
Computer software assets | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	1 year
Computer software assets | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life of intangible assets	10 years
Buildings
Disclosure of detailed information about intangible assets [line items]
Useful life of property, plant and equipment	40 years
Building/leasehold improvements | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life of property, plant and equipment	40 years
Machinery and equipment | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life of property, plant and equipment	3 years
Machinery and equipment | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life of property, plant and equipment	15 years